UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET LIQUID RESERVES

FORM N-Q

NOVEMBER 30, 2012

Notes to schedule of investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $733,590,881.

1. Organization and significant accounting policies

Western Asset Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (1.0% at November 30, 2012) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 101.9%
Bank Notes - 0.9%
JPMorgan Chase Bank N.A.	0.337%	12/18/12	$100,000,000	$100,000,000	(a)
JPMorgan Chase Bank N.A.	0.395%	5/17/13	325,000,000	325,206,268	(a)
Wells Fargo Bank N.A.	0.443%	11/22/13	275,000,000	275,000,000	(a)

Total Bank Notes				700,206,268

Certificates of Deposit - 33.8%
Australia & New Zealand Banking	0.370%	2/4/13	150,000,000	150,000,000
Australia & New Zealand Banking	0.370%	2/15/13	100,000,000	100,000,000
Bank of Montreal Chicago	0.320%	12/7/12	173,175,000	173,175,000
Bank of Montreal Chicago	0.350%	12/18/12	250,000,000	250,000,000
Bank of Montreal Chicago	0.330%	1/11/13	425,000,000	425,000,000
Bank of Montreal Chicago	0.290%	2/19/13	50,000,000	50,000,000
Bank of Montreal Chicago	0.230%	3/1/13	200,000,000	200,000,000
Bank of Montreal Chicago	0.270%	4/15/13	200,000,000	200,000,000
Bank of Montreal Chicago	0.290%	5/13/13	247,000,000	247,000,000
Bank of Montreal Chicago	0.379%	10/11/13	145,000,000	145,057,178	(a)
Bank of Nova Scotia	0.340%	12/17/12	156,000,000	156,000,000
Bank of Nova Scotia	0.280%	2/13/13	150,000,000	150,000,000
Bank of Nova Scotia	0.220%	2/28/13	745,000,000	745,000,000
Bank of Nova Scotia	0.311%	5/31/13	500,000,000	500,000,00	(a)
Bank of Nova Scotia	0.525%	10/18/13	70,000,000	70,104,944	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.520%	1/23/13	360,000,000	360,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.450%	1/31/13	199,200,000	199,200,000
Bank of Tokyo-Mitsubishi UFJ NY	0.470%	3/6/13	150,000,000	150,065,722
Barclays Bank PLC	0.380%	1/22/13	735,000,000	735,000,000
BNP Paribas NY Branch	0.350%	2/5/13	600,000,000	600,000,000
Branch Banking & Trust Co.	0.400%	1/22/13	295,000,000	295,000,000
Branch Banking & Trust Co.	0.320%	3/27/13	400,000,000	400,000,000
Branch Banking & Trust Co.	0.300%	4/19/13	297,000,000	297,000,000
Branch Banking & Trust Co.	0.300%	4/25/13	300,000,000	300,000,000
Canadian Imperial Bank	0.320%	12/27/12	575,000,000	575,000,000
Canadian Imperial Bank	0.340%	1/11/13	275,000,000	275,000,000
Canadian Imperial Bank	0.371%	4/9/13	450,000,000	450,000,000	(a)
Canadian Imperial Bank	0.362%	8/29/13	100,000,000	100,000,000	(a)
Canadian Imperial Bank	0.337%	10/23/13	100,000,000	100,000,000	(a)
Chase Bank USA N.A.	0.200%	1/18/13	240,000,000	240,000,000
Cooperatieve Centrale Raiffeis	0.400%	3/21/13	100,000,000	100,014,758
Cooperatieve Centrale Raiffeis	0.300%	5/14/13	230,000,000	230,000,000
Cooperatieve Centrale Raiffeis	0.495%	6/18/13	730,000,000	730,000,000	(a)
Credit Suisse NY	0.400%	2/4/13	400,000,000	400,000,000
Credit Suisse NY	0.900%	3/19/13	110,000,000	110,047,506
Credit Suisse NY	0.320%	4/2/13	200,000,000	200,000,000
Credit Suisse NY	0.815%	7/25/13	259,000,000	259,591,687	(a)
Deutsche Bank AG NY	0.500%	3/21/13	426,500,000	426,500,000
Deutsche Bank AG NY	0.500%	3/25/13	425,000,000	425,000,000
Deutsche Bank AG NY	0.450%	5/28/13	400,000,000	400,000,000
DnB NOR Bank ASA	0.290%	4/11/13	125,000,000	124,997,764
DnB NOR Bank ASA	0.290%	4/26/13	77,500,000	77,498,452
DnB NOR Bank ASA	0.300%	5/8/13	350,000,000	350,000,000
DnB NOR Bank ASA	0.300%	5/14/13	175,000,000	175,000,000
Mizuho Corporate Bank Ltd.	0.420%	3/19/13	199,000,000	199,029,165
Mizuho Corporate Bank Ltd.	0.420%	3/20/13	150,000,000	150,000,000
Mizuho Corporate Bank Ltd.	0.370%	4/2/13	300,000,000	300,000,000
National Australia Bank of NY	0.534%	3/5/13	175,000,000	175,000,000	(a)
National Bank of Canada	0.350%	1/16/13	259,000,000	259,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
National Bank of Canada	0.458%	9/11/13	$400,000,000	$400,000,000	(a)
National Bank of Canada	0.403%	10/7/13	170,000,000	170,000,000	(a)
Natixis NY	0.270%	12/14/12	300,000,000	300,000,000
Nordea Bank Finland PLC	0.270%	4/10/13	165,000,000	164,997,071
Nordea Bank Finland PLC	0.300%	5/9/13	63,000,000	63,000,000
Nordea Bank Finland PLC	0.005%	5/20/13	50,000,000	49,998,835
Nordea Bank Finland PLC	0.300%	5/24/13	72,000,000	71,999,997
Nordea Bank Finland PLC	0.300%	5/28/13	375,000,000	375,000,000
Nordea Bank Finland PLC	0.290%	6/3/13	75,000,000	75,000,000
Oversea Chinese Banking Corp. Ltd.	0.220%	3/4/13	80,000,000	80,000,000
Oversea Chinese Banking Corp. Ltd.	0.300%	3/22/13	117,000,000	117,000,000
Rabobank Nederland NY	0.300%	5/29/13	500,000,000	500,000,000
Royal Bank of Canada	0.429%	4/10/13	250,000,000	250,000,000	(a)
Royal Bank of Canada	0.560%	6/4/13	350,000,000	350,000,000	(a)
Royal Bank of Canada	0.560%	6/7/13	150,000,000	150,000,000	(a)
Royal Bank of Canada	0.397%	7/11/13	45,000,000	45,000,000	(a)
Royal Bank of Canada	0.363%	7/30/13	100,000,000	100,000,000	(a)
Skandinaviska Enskilda Banken AB	0.340%	4/22/13	100,000,000	100,000,000
Societe Generale NY	0.300%	12/3/12	600,000,000	600,000,000
Standard Chartered Bank NY	0.500%	12/4/12	115,000,000	115,000,000
Standard Chartered Bank NY	0.570%	1/23/13	660,000,000	660,004,661
Standard Chartered Bank NY	0.360%	3/15/13	230,000,000	230,003,254
Standard Chartered Bank NY	0.300%	3/25/13	250,000,000	250,000,000
State Street Bank & Trust Co.	0.200%	1/14/13	750,000,000	750,000,000
Sumitomo Mitsui Banking Corp.	0.420%	1/15/13	250,000,000	249,998,510
Sumitomo Mitsui Banking Corp.	0.250%	3/1/13	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp.	0.430%	3/12/13	105,000,000	105,028,791
Svenska Handelsbanken AB	0.345%	2/15/13	199,010,000	199,012,042
Svenska Handelsbanken AB	0.300%	3/18/13	145,000,000	145,000,000
Svenska Handelsbanken AB	0.835%	3/18/13	50,000,000	50,078,291	(a)
Svenska Handelsbanken AB	0.300%	3/21/13	327,000,000	327,000,000
Svenska Handelsbanken AB	0.280%	4/8/13	175,000,000	175,000,000
Svenska Handelsbanken AB	0.290%	5/13/13	245,000,000	245,000,000
Svenska Handelsbanken NY	0.310%	6/5/13	180,000,000	180,009,185
Swedbank AB	0.590%	3/1/13	300,000,000	300,000,000
Toronto Dominion Bank NY	0.200%	1/11/13	150,000,000	150,000,000
Toronto Dominion Bank NY	0.313%	2/4/13	100,000,000	100,000,000	(a)
Toronto Dominion Bank NY	0.320%	3/15/13	300,000,000	300,000,000
Toronto Dominion Bank NY	0.240%	3/28/13	149,500,000	149,500,000
Toronto Dominion Bank NY	0.270%	5/17/13	205,000,000	205,000,000
Toronto Dominion Bank NY	0.314%	7/26/13	260,000,000	260,000,000	(a)
Toronto Dominion Bank NY	0.399%	9/13/13	210,000,000	210,000,000	(a)
Toronto Dominion Bank NY	0.321%	10/21/13	250,000,000	250,000,000	(a)
UBS AG Stamford Branch	0.500%	3/21/13	292,500,000	292,500,000
UBS AG Stamford Branch	0.500%	3/25/13	300,000,000	300,000,000
UBS AG Stamford Branch	0.460%	4/3/13	85,000,000	85,000,000
UBS AG Stamford CT	0.495%	2/4/13	496,500,000	496,500,000
UBS AG Stamford CT	0.470%	2/8/13	250,000,000	250,000,000
Wells Fargo Bank N.A.	0.230%	2/21/13	400,000,000	400,000,000

Total Certificates of Deposit				25,520,912,813

Certificates of Deposit (Euro) - 0.6%
National Australia Bank Ltd.	0.550%	12/5/12	475,000,000	475,000,263

Commercial Paper - 32.2%
ASB Finance Ltd.	0.603%	12/14/12	100,000,000	99,981,667	(b)(c)

ASB Finance Ltd.	0.380%	7/10/13	100,000,000	100,000,000	(a)(b)(c)
ASB Finance Ltd.	0.400%	11/12/13	160,000,000	159,984,879	(a)(b)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE		MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Australia & New Zealand Banking Group Ltd.	0.250%		5/29/13	$150,000,000	$149,815,626	(b)
Australia & New Zealand Banking Group Ltd.	0.250%		5/29/13	100,000,000	99,877,084	(b)
Australia & New Zealand Banking Group Ltd.	0.362%		11/20/13	191,000,000	191,000,000	(a)(b)(c)
Automatic Data Processing Inc.	0.150 -0.160%		12/6/12	1,785,500,000	1,785,477,047	(b)(c)
BHP Billiton Finance USA Ltd.	0.331%		2/5/13	25,000,000	24,985,333	(b)(c)
BNZ International Funding Ltd.	0.295%		4/18/13	100,000,000	99,888,555	(b)(c)
BNZ International Funding Ltd.	0.395%		10/23/13	100,000,000	100,000,000	(a)(b)(c)
Coca-Cola Co.	0.260%		5/1/13	125,000,000	124,865,486	(b)(c)
Coca-Cola Co.	0.250%		5/2/13	150,000,000	149,843,750	(b)(c)
Coca-Cola Co.	0.250%		5/3/13	145,000,000	144,847,951	(b)(c)
Commonwealth Bank of Australia	0.308%		12/20/12	100,000,000	100,000,000	(a)(b)(c)
Commonwealth Bank of Australia	0.230%		1/22/13	200,000,000	199,936,111	(b)(c)
Commonwealth Bank of Australia	0.321%		2/8/13	195,000,000	194,883,866	(b)(c)
Commonwealth Bank of Australia	0.382%		5/20/13	175,000,000	175,000,000	(a)(b)(c)
Commonwealth Bank of Australia	0.290%		5/23/13	117,000,000	116,838,832	(b)(c)
Commonwealth Bank of Australia	0.382%		5/24/13	150,000,000	150,000,000	(a)(b)(c)
Commonwealth Bank of Australia	0.005%		5/31/13	100,000,000	99,997,507	(c)
Commonwealth Bank of Australia	0.361%		11/14/13	85,000,000	85,000,000	(a)(b)(c)
Commonwealth Bank of Australia	0.362%		11/15/13	150,000,000	150,000,000	(a)(b)(c)
Credit Suisse NY	0.351%		3/26/13	365,000,000	364,599,007	(b)
DBS Bank Ltd.	0.451%		1/3/13	638,600,000	638,352,542	(b)(c)
DBS Bank Ltd.	0.441%		1/7/13	115,000,000	114,950,806	(b)(c)
Deutsche Bank Financial LLC	0.441%		5/6/13	200,000,000	199,623,556	(b)
DnB NOR Bank ASA	0.501%		2/4/13	49,500,000	49,456,688	(b)(c)
DnB NOR Bank ASA	0.330%-0.44	1%	2/7/13	585,955,000	585,551,089	(b)(c)
DnB NOR Bank ASA	0.321%		3/22/13	125,000,000	124,878,889	(b)(c)
DnB NOR Bank ASA	0.300%		5/28/13	138,000,000	137,797,600	(b)(c)
General Electric Capital Corp.	0.321%		1/22/13	100,000,000	99,955,555	(b)
General Electric Capital Corp.	0.321%		2/19/13	200,000,000	199,861,333	(b)
General Electric Capital Corp.	0.310%		2/26/13	100,000,000	99,926,806	(b)
General Electric Capital Corp.	0.310%		2/27/13	300,000,000	299,777,833	(b)
General Electric Capital Corp.	0.250%		5/24/13	500,000,000	499,402,779	(b)
General Electric Capital Corp.	0.250%		5/31/13	399,150,000	398,653,836	(b)
General Electric Co.	0.170%		12/3/12	600,000,000	600,000,000	(b)
HSBC Americas Inc.	0.250%		2/11/13	50,000,000	49,975,694	(b)
HSBC Americas Inc.	0.250%		2/11/13	50,000,000	49,975,694	(b)
HSBC Bank PLC	0.502%		12/17/12	425,000,000	424,917,361	(b)(c)
HSBC Bank PLC	0.436%		5/28/13	180,000,000	179,617,200	(b)(c)
HSBC Bank PLC	0.412%		11/29/13	380,000,000	380,000,000	(a)(b)(c)
HSBC Bank PLC	0.412%		11/29/13	100,000,000	100,000,000	(b)(c)
HSBC USA Inc.	0.250%		2/19/13	100,000,000	99,945,833	(b)
HSBC USA Inc.	0.250%		2/19/13	90,000,000	89,951,250	(b)
HSBC USA Inc.	0.250%		2/20/13	75,000,000	74,958,854	(b)
ING U.S. Funding LLC	0.612%		3/26/13	400,000,000	399,234,111	(b)
ING U.S. Funding LLC	0.381%		4/2/13	632,000,000	631,199,466	(b)
JPMorgan Chase & Co.	0.358%		1/25/13	400,000,000	400,000,000	(a)(b)
National Australia Funding	0.361%		1/10/13	142,000,000	141,946,040	(b)(c)
National Australia Funding	0.250%		4/23/13	480,000,000	479,530,000	(b)(c)
National Bank of Canada	0.299%		12/14/12	385,000,000	385,000,000	(a)(b)
Nestle Finance International Ltd.	0.265%		3/15/13	145,000,000	144,891,129	(b)
Nordea North America Inc.	0.411%		1/16/13	350,000,000	349,824,611	(b)

Nordea North America Inc.	0.331%		3/6/13	100,000,000	99,914,750	(b)
Nordea North America Inc.	0.321%		3/11/13	375,000,000	374,673,333	(b)
NRW Bank	0.210%		12/3/12	1,250,000,000	1,250,000,000	(b)(c)
NRW Bank	0.210%		12/4/12	575,000,000	574,996,646	(b)(c)
NRW Bank	0.210%		12/10/12	850,000,000	849,965,294	(b)(c)
NRW Bank	0.220%		1/2/13	250,000,000	249,954,167	(b)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Oversea Chinese Banking Corp. Ltd.	0.431%	12/27/12	$50,000,000	$49,985,667	(b)
Oversea Chinese Banking Corp. Ltd.	0.441%	1/3/13	200,000,000	199,924,222	(b)
Oversea Chinese Banking Corp. Ltd.	0.331%	2/1/13	320,000,000	319,824,000	(b)
Oversea-Chinese Banking Corp. Ltd.	0.431%	12/4/12	100,000,000	99,998,806	(b)
Oversea-Chinese Banking Corp. Ltd.	0.341%	5/24/13	100,000,000	100,000,000	(a)(b)
PNC Bank N.A.	0.361%	2/12/13	250,000,000	249,822,500	(b)
Rabobank USA Financial Corp.	0.401%	1/22/13	65,000,000	64,963,889	(b)
Reckitt Benckiser Treasury	0.502%	12/17/12	100,000,000	99,980,556	(b)(c)
Reckitt Benckiser Treasury	0.552%	1/7/13	100,000,000	99,946,528	(b)(c)
Reckitt Benckiser Treasury	0.552%	1/8/13	150,000,000	149,917,500	(b)(c)
Reckitt Benckiser Treasury	0.613%	2/13/13	120,200,000	120,053,356	(b)(c)
Reckitt Benckiser Treasury	0.705%	9/4/13	85,000,000	84,545,486	(b)(c)
Reckitt Benckiser Treasury	0.705%	9/6/13	50,000,000	49,730,694	(b)(c)
Reckitt Benckiser Treasury	0.705%	9/9/13	22,750,000	22,626,139	(b)(c)
Reckitt Benckiser Treasury	0.705%	9/12/13	25,000,000	24,862,430	(b)(c)
Reckitt Benckiser Treasury	0.715%	9/19/13	49,000,000	48,719,747	(b)(c)
Reckitt Benckiser Treasury	0.685%	10/1/13	50,000,000	49,714,778	(b)(c)
Skandinaviska Enskilda Banken AB	0.371%	5/16/13	125,000,000	124,789,306	(b)(c)
Skandinaviska Enskilda Banken AG	0.692%	12/10/12	300,000,000	299,959,750	(b)(c)
Skandinaviska Enskilda Banken AG	0.692%	12/11/12	462,000,000	461,929,160	(b)(c)
Skandinaviska Enskilda Banken AG	0.692%	12/12/12	247,600,000	247,557,289	(b)(c)
Skandinaviska Enskilda Banken AG	0.501%	1/15/13	240,000,000	239,856,667	(b)(c)
Skandinaviska Enskilda Banken AG	0.451%	3/28/13	150,000,000	149,784,375	(b)(c)
Societe Generale N.A. Inc.	0.190%	12/3/12	1,185,000,000	1,185,000,000	(b)
Svenska Handelsbanken Inc.	0.381%	1/22/13	50,000,000	49,973,611	(b)(c)
Svenska Handelsbanken Inc.	0.331%	2/22/13	102,000,000	101,924,265	(b)(c)
Swedbank AB	0.501%	1/23/13	180,000,000	179,872,500	(b)
Swedbank AB	0.501%	2/4/13	200,000,000	199,825,000	(b)
Swedbank AB	0.582%	2/27/13	200,000,000	199,722,889	(b)
Swedbank AB	0.582%	2/28/13	25,000,000	24,964,958	(b)
Swedbank AB	0.441%	3/21/13	140,000,000	139,815,200	(b)
Swedbank AB	0.321%	5/2/13	185,000,000	184,753,333	(b)
Swedbank AB	0.321%	5/20/13	50,000,000	49,925,333	(b)
Swedbank AB	0.321%	5/20/13	15,000,000	14,977,600	(b)
Swedbank AB	0.351%	5/28/13	175,000,000	174,700,556	(b)
Swedbank AB	0.351%	5/29/13	130,000,000	129,776,291	(b)
Swedbank AB	0.351%	5/29/13	25,000,000	24,956,979	(b)
Toyota Motor Credit Corp.	0.371%	12/21/12	73,000,000	72,986,495	(b)
Toyota Motor Credit Corp.	0.376%	12/21/12	100,000,000	99,981,500	(b)
Toyota Motor Credit Corp.	0.300%	2/28/13	150,000,000	149,891,250	(b)
Toyota Motor Credit Corp.	0.552%	3/15/13	145,000,000	144,774,042	(b)
Toyota Motor Credit Corp.	0.290%	4/26/13	50,000,000	49,942,000	(b)
Toyota Motor Credit Corp.	0.290%	4/29/13	119,280,000	119,138,753	(b)
Westpac Banking Corp.	0.512%	12/10/12	340,000,000	339,966,283	(b)(c)
Westpac Banking Corp.	0.411%	1/7/13	77,000,000	76,969,307	(b)(c)
Westpac Banking Corp.	0.421%	5/1/13	230,000,000	229,600,184	(b)(c)
Westpac Banking Corp.	0.353%	10/30/13	300,000,000	300,000,000	(a)(b)(c)

Total Commercial Paper				24,297,414,620

Corporate Bonds & Notes - 1.9%
Australia & New Zealand Banking Group	0.529%	4/12/13	175,000,000	175,000,000	(a)(c)
Bank of Montreal	0.790%	4/5/13	80,000,000	80,062,815	(a)(c)
General Electric Capital Corp.	4.800%	5/1/13	30,826,000	31,388,053
JPMorgan Chase Bank N.A.	0.328%	12/21/12	362,000,000	362,000,000	(a)
MetLife Institutional Funding II	0.481%	9/12/13	500,000,000	500,000,000	(a)(c)

National Australia Bank Ltd.	1.012%	11/8/13	75,000,000	75,485,520	(a)(c)
Royal Bank of Canada, Senior Notes	0.558%	3/8/13	70,000,000	70,044,235	(a)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Corporate Bonds & Notes - (continued)
Svenska Handelsbanken AB	0.439%	12/7/12	$150,000,000	$150,000,000	(a)(c)

Total Corporate Bonds & Notes				1,443,980,623

Medium-Term Notes - 1.5%
Credit Suisse/New York NY	5.000%	5/15/13	183,350,000	187,138,421
Deutsche Bank AG	4.875%	5/20/13	126,838,000	129,410,366
Royal Bank of Canada	0.609%	12/20/13	125,000,000	125,275,000	(a)
Toyota Motor Credit Corp.	0.513%	2/1/13	200,000,000	200,000,000	(a)
Toyota Motor Credit Corp.	0.499%	6/13/13	200,000,000	200,000,000	(a)
Wells Fargo Bank N.A.	0.429%	12/20/13	250,000,000	250,000,000	(a)

Total Medium-Term Notes				1,091,823,787

Supranationals/Sovereigns - 0.4%
European Investment Bank	0.250%	12/17/12	299,250,000	299,220,907	(b)

Time Deposits - 18.8%
Australia New Zealand Grand Cayman	0.170%	12/3/12	125,000,000	125,000,000
Bank of Nova Scotia	0.180%	12/3/12	1,335,000,000	1,335,000,000
Bank of Tokyo Mitsubishi	0.170%	12/3/12	1,850,000,000	1,850,000,000
Commonwealth of Australia	0.160%	12/3/12	1,245,000,000	1,245,000,000
Deutsche Bank AG NY	0.170%	12/3/12	1,050,000,000	1,050,000,000
DnB NOR Bank ASA	0.170%	12/3/12	1,165,280,000	1,165,280,000
National Bank of Canada	0.160%	12/3/12	520,000,000	520,000,000
Natixis	0.200%	12/3/12	1,795,000,000	1,795,000,000
Nordea Finland Grand Cayman	0.170%	12/3/12	1,020,000,000	1,020,000,000
Skandinaviska Enskilda Cayman	0.180%	12/3/12	1,345,000,000	1,345,000,000
Societe Generale Grand Cayman	0.190%	12/3/12	865,000,000	865,000,000
Svenska Handelsbanken Grand Cayman	0.170%	12/3/12	495,000,000	495,000,000
Swedbank Grand Cayman	0.180%	12/3/12	1,350,000,000	1,350,000,000

Total Time Deposits				14,160,280,000

U.S. Government Agencies - 0.7%
Federal Home Loan Bank (FHLB), Notes	0.360%	2/25/13	225,000,000	225,000,000	(a)
Federal Home Loan Bank (FHLB), Notes	0.133%	1/27/14	335,000,000	334,840,079	(a)

Total U.S. Government Agencies				559,840,079

U.S. Treasury Bills - 2.6%
U.S. Treasury Bills	0.175%	12/27/12	350,000,000	349,959,167	(b)
U.S. Treasury Bills	0.166%	12/31/12	148,907,000	148,887,832	(b)
U.S. Treasury Bills	0.143%-0.145%	4/11/13	750,000,000	749,614,790	(b)
U.S. Treasury Bills	0.150%	4/18/13	375,000,000	374,787,501	(b)
U.S. Treasury Bills	0.150%	4/25/13	312,000,000	311,814,101	(b)

Total U.S. Treasury Bills				1,935,063,391

U.S. Treasury Notes - 1.6%
U.S. Treasury Notes	0.625%	12/31/12	100,000,000	100,037,127
U.S. Treasury Notes	0.375%	7/31/13	100,000,000	100,120,151
U.S. Treasury Notes	0.500%	11/15/13	230,000,000	230,638,035
U.S. Treasury Notes	4.250%	11/15/13	405,000,000	420,523,018
U.S. Treasury Notes	0.250%	11/30/13	150,000,000	150,068,624
U.S. Treasury Notes	2.000%	11/30/13	200,000,000	203,536,971

Total U.S. Treasury Notes				1,204,923,926

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - 6.9%
Bank of America N.A., tri-party repurchase agreement dated 11/30/12; Proceeds at maturity - $400,006,667; (Fully collateralized by various U.S. government obligations, 0.000% to 1.750% due 2/28/13 to 5/15/22; Market value - $408,000,044)	0.200%	12/3/12	$400,000,000	$400,000,000
Barclays Capital Inc., tri-party repurchase agreement dated 11/30/12; Proceeds at maturity - $800,014,667; (Fully collateralized by U.S. government obligations, 1.875% due 7/15/13; Market value - $816,014,572)	0.220%	12/3/12	800,000,000	800,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 11/30/12; Proceeds at maturity - $10,000,150; (Fully collateralized by U.S. government obligations, 0.375% due 4/15/15; Market value - $10,000,181)	0.180%	12/3/12	10,000,000	10,000,000
Interest in $5,000,000,000 join tri-party repurchase agreement dated 11/30/12 with RBS Securities Inc.; Proceeds at maturity - $3,750,056,250: (Fully collateralized by various U.S. government agency obligations, 0.250% to 4.250% due 12/31/12 to 5/15/22; Market value - $3,825,001,583)	0.180%	12/3/12	3,750,000,000	3,750,000,000
RBS Securities Inc., tri-party repurchase agreement dated 11/30/12; Proceeds at maturity - $250,003,958; (Fully collateralized by various U.S. government obligations, 0.000% to 4.250% due 12/31/12 to 5/15/22; Market value - $255,000,170)	0.190%	12/3/12	250,000,000	250,000,000

Total Repurchase Agreements				5,210,000,000

TOTAL INVESTMENTS - 101.9% (Cost - $76,898,666,677#)				76,898,666,677
Liabilities in Excess of Other Assets - (1.9)%				(1,405,408,754)

TOTAL NET ASSETS - 100.0%				$75,493,257,923

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$76,898,666,677	—	$76,898,666,677

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral.

Notes to schedule of investments (unaudited) (continued)

If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 25, 2013